Debt - Senior Notes (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2015	Nov. 30, 2015	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Short-term debt			$ 349,640	$ 0
Cash and short-term investments			$ 569,900
Senior Notes
Debt Instrument [Line Items]
Short-term debt	$ 350,000
Stated interest rate	3.64%		3.64%
Debt instrument, term	5 years		5 years
Cash proceeds from interest rate hedge		$ 4,600